Description of Business, Organization and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Concentration Risk Line Items
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows
The following assets and liabilities information of the Group’s consolidated VIE as of December 31, 2021 and 2022, and net revenues, net loss and cash flows for the years ended December 31, 2020, 2021 and 2022, were included in the accompanying consolidated financial statements of the Company.

	December 31, 2021	December 31, 2022
	RMB	RMB
Cash	191,046	159,882
Prepaid expenses and other current assets	16,041	6,592

Total current assets	207,087	166,474
Long-term investments (i)	62,722,195	55,779,696
Property and equipment, net	488	—
Other non-current assets	2,590	2,590

Total assets	62,932,360	55,948,760

Accrued expenses and other payables	124,089	134,604
Amounts due to related parties (ii)	62,767,353	63,597,353
Total current liabilities	62,891,442	63,731,957

Total liabilities	62,891,442	63,731,957

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(14,304,202)	(14,072,212)	(7,824,115)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash used in operating activities	(466,004)	(903,343)	(861,350)
Net cash used in investing activities	(15,000,000)	(4,642,082)	—
Net cash received from financing activities (iii)	15,122,000	5,645,353	830,186

(i)
Long-term investments as of December 31, 2021 and 2022 include investment cost and share of losses derived from the
30.96
% equity interests

investment in Beijing Huanqiuyimeng Education Consultation Corp. (“Huanqiuyimeng”) in the amount of RMB
62,722,195
 and RMB
55,779,696
,

respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)
RMB15,122,000, RMB5,645,353 and RMB830,186 of net cash received from financing activities for the years ended December 31, 2020, 2021 and 2022 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit Concentration Risk | Cash and Cash Equivalents
Concentration Risk Line Items
Schedule of Significant Concentrations and Risks
Cash and cash equivalents consist of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31, 2021	December 31, 2022
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	59,679,748	47,841,321
— Denominated in U.S. Dollar (“USD”)	132	145

Total cash balances held at mainland PRC financial institutions	59,679,880	47,841,466

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	199,418	2,714
— Denominated in USD	11,460,063	7,136,019

Total cash and cash equivalents balances held at HKSAR financial institutions	11,659,481	7,138,733

Total cash and cash equivalents balances held at financial institutions	71,339,361	54,980,199